JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 2.9%
4,490	Arconic Inc	$116,740
9,585	Boeing Co, (2)	3,646,805
10,800	Textron Inc	528,768
4,555	TransDigm Group Inc, (3)	2,371,652
	Total Aerospace & Defense	6,663,965
	Air Freight & Logistics – 0.6%
15,000	CH Robinson Worldwide Inc	1,271,700
2,893	Expeditors International of Washington Inc	214,921
	Total Air Freight & Logistics	1,486,621
	Airlines – 0.4%
10,900	United Airlines Holdings Inc, (3)	963,669
	Automobiles – 0.0%
1,848	General Motors Co	69,263
	Banks – 1.6%
1,537	Citizens Financial Group Inc	54,364
3,824	Comerica Inc	252,346
8,399	Fifth Third Bancorp	229,965
55,500	Huntington Bancshares Inc/OH, (2)	791,985
3,890	KeyCorp	69,397
361	M&T Bank Corp	57,027
17,760	People's United Financial Inc	277,677
3,101	PNC Financial Services Group Inc	434,636
59,374	Regions Financial Corp, (2)	939,297
1,353	SunTrust Banks Inc	93,086
1,441	SVB Financial Group, (3)	301,097
3,115	Zions Bancorp NA	138,680
	Total Banks	3,639,557
	Beverages – 0.1%
1,321	Constellation Brands Inc, Class A	273,817
	Biotechnology – 0.8%
1,057	Alexion Pharmaceuticals Inc, (3)	103,522
2,880	Amgen Inc	557,309
177	Biogen Inc, (3)	41,209

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
8,314	Incyte Corp, (3)	$617,148
1,799	Regeneron Pharmaceuticals Inc, (3)	499,043
	Total Biotechnology	1,818,231
	Building Products – 0.3%
3,666	Allegion PLC	379,981
1,119	AO Smith Corp	53,387
6,092	Masco Corp	253,915
	Total Building Products	687,283
	Capital Markets – 4.7%
1,708	Affiliated Managers Group Inc	142,362
2,874	Bank of New York Mellon Corp	129,934
14,537	CME Group Inc	3,072,250
3,696	E*TRADE Financial Corp	161,478
17,447	Franklin Resources Inc	503,520
13,158	Invesco Ltd	222,896
7,925	Moody's Corp	1,623,278
7,198	Morgan Stanley	307,139
5,000	MSCI Inc	1,088,750
2,020	Nasdaq Inc	200,687
1,928	Northern Trust Corp	179,921
572	Raymond James Financial Inc	47,167
7,835	S&P Global Inc	1,919,418
10,937	T Rowe Price Group Inc	1,249,552
	Total Capital Markets	10,848,352
	Chemicals – 1.8%
692	Air Products & Chemicals Inc	153,527
895	Celanese Corp	109,449
8,245	CF Industries Holdings Inc	405,654
543	Eastman Chemical Co	40,090
991	Ecolab Inc	196,258
2,726	FMC Corp	239,016
3,433	International Flavors & Fragrances Inc	421,195
678	LyondellBasell Industries NV, Class A	60,661
34,644	Mosaic Co, (2)	710,202
716	PPG Industries Inc	84,853
3,305	Sherwin-Williams Co	1,817,320
	Total Chemicals	4,238,225
	Commercial Services & Supplies – 2.1%
4,400	Cintas Corp	1,179,640
9,916	Copart Inc, (3)	796,552

Shares	Description (1)	Value
	Commercial Services & Supplies (continued)
25,900	Republic Services Inc	$2,241,645
20,700	Rollins Inc	705,249
	Total Commercial Services & Supplies	4,923,086
	Communications Equipment – 1.7%
9,137	Cisco Systems Inc	451,459
5,500	F5 Networks Inc, (3)	772,310
29,620	Juniper Networks Inc	733,095
11,967	Motorola Solutions Inc	2,039,297
	Total Communications Equipment	3,996,161
	Construction & Engineering – 0.3%
6,500	Jacobs Engineering Group Inc	594,750
2,131	Quanta Services Inc	80,552
	Total Construction & Engineering	675,302
	Consumer Finance – 0.7%
3,238	American Express Co	382,991
14,700	Discover Financial Services	1,192,023
3,806	Synchrony Financial	129,746
	Total Consumer Finance	1,704,760
	Containers & Packaging – 0.9%
2,185	Avery Dennison Corp	248,151
20,035	Ball Corp	1,458,748
8,814	Sealed Air Corp	365,869
	Total Containers & Packaging	2,072,768
	Diversified Consumer Services – 0.1%
9,003	H&R Block Inc	212,651
	Diversified Financial Services – 0.0%
2,879	Jefferies Financial Group Inc	52,974
	Diversified Telecommunication Services – 0.1%
10,543	CenturyLink Inc	131,577
	Electric Utilities – 3.2%
4,432	Entergy Corp	520,140
3,467	Evergy Inc.	230,764
3,858	Eversource Energy	329,743
21,300	Exelon Corp	1,029,003
9,700	FirstEnergy Corp	467,831
18,151	NextEra Energy Inc.	4,229,001
4,365	Pinnacle West Capital Corp	423,711

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
2,797	Xcel Energy Inc	$181,497
	Total Electric Utilities	7,411,690
	Electrical Equipment – 0.8%
18,400	AMETEK Inc	1,689,488
731	Eaton Corp PLC	60,783
262	Rockwell Automation Inc	43,177
	Total Electrical Equipment	1,793,448
	Electronic Equipment, Instruments & Components – 1.6%
21,705	Amphenol Corp, Class A	2,094,532
19,723	Corning Inc	562,500
716	IPG Photonics Corp, (3)	97,090
9,775	Keysight Technologies Inc, (3)	950,619
	Total Electronic Equipment, Instruments & Components	3,704,741
	Energy Equipment & Services – 0.3%
11,459	Baker Hughes a GE Co	265,849
2,723	Halliburton Co	51,328
1,225	Helmerich & Payne Inc	49,086
7,133	National Oilwell Varco Inc	151,220
3,796	TechnipFMC PLC	91,635
	Total Energy Equipment & Services	609,118
	Entertainment – 0.6%
6,574	Activision Blizzard Inc	347,896
2,487	Netflix Inc, (3)	665,571
836	Take-Two Interactive Software Inc, (3)	104,785
6,305	Viacom Inc., Calss B	151,509
663	Walt Disney Co	86,402
	Total Entertainment	1,356,163
	Equity Real Estate Investment Trust – 6.4%
4,075	American Tower Corp	901,105
14,643	Apartment Investment & Management Co, Class A	763,486
5,115	AvalonBay Communities Inc.	1,101,413
4,145	Crown Castle International Corp	576,196
16,865	Digital Realty Trust Inc	2,189,246
4,412	Duke Realty Corp	149,876
10,300	Equity Residential	888,478
3,033	Extra Space Storage Inc.	354,315
12,900	HCP Inc	459,627
8,256	Host Hotels & Resorts Inc.	142,746
6,700	Mid-America Apartment Communities Inc.	871,067
15,206	Prologis Inc, (2)	1,295,855

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
14,946	Realty Income Corp	$1,146,059
2,800	Simon Property Group Inc	435,820
27,875	UDR Inc.	1,351,380
25,100	Welltower Inc	2,275,315
	Total Equity Real Estate Investment Trust	14,901,984
	Food & Staples Retailing – 1.7%
10,055	Costco Wholesale Corp	2,896,946
8,900	Sysco Corp	706,660
6,260	Walgreens Boots Alliance Inc	346,241
	Total Food & Staples Retailing	3,949,847
	Food Products – 1.8%
31,700	Archer-Daniels-Midland Co, (2)	1,301,919
18,900	Hormel Foods Corp	826,497
2,286	Kellogg Co	147,104
4,621	Lamb Weston Holdings Inc	336,039
9,364	McCormick & Co Inc/MD	1,463,593
461	Tyson Foods Inc, Class A	39,711
	Total Food Products	4,114,863
	Health Care Equipment & Supplies – 7.4%
27,416	Abbott Laboratories	2,293,897
701	ABIOMED Inc, (3)	124,701
414	Align Technology Inc, (3)	74,901
34,300	Baxter International Inc, (2)	3,000,221
4,870	Becton Dickinson and Co, (2)	1,231,915
5,803	Boston Scientific Corp, (3)	236,124
2,671	Cooper Cos Inc	793,287
12,597	DENTSPLY SIRONA Inc	671,546
2,380	Edwards Lifesciences Corp, (3)	523,386
24,215	Hologic Inc, (3)	1,222,615
4,600	IDEXX Laboratories Inc, (3)	1,250,878
9,636	Intuitive Surgical Inc, (3)	5,202,766
4,600	ResMed Inc	621,506
813	Varian Medical Systems Inc, (3)	96,820
	Total Health Care Equipment & Supplies	17,344,563
	Health Care Providers & Services – 3.6%
5,370	Anthem Inc	1,289,337
36,450	Centene Corp, (2), (3)	1,576,827
5,254	Cigna Corp	797,505
844	DaVita Inc, (3)	48,167
28,694	HCA Inc, (2)	3,455,331

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
13,200	Henry Schein Inc, (3)	$838,200
1,053	Humana Inc	269,221
594	Universal Health Services Inc, Class B	88,357
	Total Health Care Providers & Services	8,362,945
	Hotels, Restaurants & Leisure – 1.1%
4,949	Carnival Corp	216,321
388	Chipotle Mexican Grill Inc, (3)	326,102
2,714	Hilton Worldwide Holdings Inc	252,701
613	Marriott International Inc/MD, Class A	76,239
12,439	MGM Resorts International	344,809
4,045	Norwegian Cruise Line Holdings Ltd, (3)	209,410
3,077	Royal Caribbean Cruises Ltd	333,331
1,420	Wynn Resorts Ltd	154,382
6,109	Yum! Brands Inc	692,944
	Total Hotels, Restaurants & Leisure	2,606,239
	Household Durables – 0.3%
4,482	PulteGroup Inc	163,817
2,784	Whirlpool Corp	440,874
	Total Household Durables	604,691
	Household Products – 1.3%
30,672	Church & Dwight Co Inc, (2)	2,307,761
5,055	Clorox Co	767,703
72	Spectrum Brands Holdings Inc	3,795
	Total Household Products	3,079,259
	Independent Power & Renewable Electricity Producers – 1.4%
104,498	AES Corp/VA, (2)	1,707,497
42,400	NRG Energy Inc, (2)	1,679,040
	Total Independent Power & Renewable Electricity Producers	3,386,537
	Insurance – 4.6%
14,600	Aflac Inc	763,872
17,800	Allstate Corp	1,934,504
9,987	Arthur J Gallagher & Co	894,535
2,243	Assurant Inc	282,214
7,781	Cincinnati Financial Corp	907,809
199	Everest Re Group Ltd	52,952
495	Globe Life Inc	47,401
2,190	Lincoln National Corp	132,101
1,356	Loews Corp	69,807
7,754	MetLife Inc	365,679
6,805	Principal Financial Group Inc	388,838

Shares	Description (1)	Value
	Insurance (continued)
55,200	Progressive Corp, (2)	$4,264,200
4,697	Prudential Financial Inc	422,495
6,771	Unum Group	201,234
	Total Insurance	10,727,641
	Interactive Media & Services – 0.2%
3,813	TripAdvisor Inc, (3)	147,487
6,167	Twitter Inc, (3)	254,080
	Total Interactive Media & Services	401,567
	Internet & Direct Marketing Retail – 0.1%
3,622	eBay Inc	141,186
	IT Services – 6.6%
1,302	Accenture PLC, Class A	250,440
541	Akamai Technologies Inc, (3)	49,437
17,905	Automatic Data Processing Inc	2,890,225
378	Broadridge Financial Solutions Inc	47,035
9,053	DXC Technology Co	267,063
6,500	Fiserv Inc, (3)	673,335
274	FleetCor Technologies Inc, (3)	78,578
7,000	Gartner Inc, (3)	1,000,930
9,345	Global Payments Inc	1,485,855
11,343	Mastercard Inc, Class A	3,080,418
15,000	Paychex Inc	1,241,550
13,788	PayPal Holdings Inc, (2), (3)	1,428,299
13,200	VeriSign Inc, (3)	2,489,916
1,575	Visa Inc, Class A	270,916
3,303	Western Union Co	76,530
	Total IT Services	15,330,527
	Leisure Products – 0.0%
437	Hasbro Inc	51,868
	Life Sciences Tools & Services – 1.3%
4,110	Agilent Technologies Inc	314,949
6,315	Illumina Inc, (3)	1,921,149
4,505	IQVIA Holdings Inc, (3)	672,957
214	Mettler-Toledo International Inc, (3)	150,742
	Total Life Sciences Tools & Services	3,059,797
	Machinery – 1.3%
1,155	Caterpillar Inc	145,888
3,938	Cummins Inc	640,595
6,538	Deere & Co	1,102,830

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
365	Illinois Tool Works Inc	$57,119
2,400	Ingersoll-Rand PLC	295,704
3,237	PACCAR Inc	226,622
311	Parker-Hannifin Corp	56,170
2,795	Snap-on Inc	437,529
817	Stanley Black & Decker Inc	117,983
826	Xylem Inc/NY	65,766
	Total Machinery	3,146,206
	Media – 2.1%
1,919	Charter Communications Inc, Class A, (3)	790,858
8,800	Discovery Inc, Class A, (3)	234,344
47,648	Discovery Inc, Class C, (2), (3)	1,173,094
3,715	DISH Network Corp, Class A, (3)	126,570
18,288	Fox Corp, Class A	576,712
21,521	Fox Corp, Class B	678,772
3,872	Interpublic Group of Cos Inc	83,480
27,019	News Corp, Class A	376,105
11,736	Omnicom Group Inc	918,929
	Total Media	4,958,864
	Metals & Mining – 0.1%
19,643	Freeport-McMoRan Inc	187,984
844	Nucor Corp	42,968
	Total Metals & Mining	230,952
	Multiline Retail – 2.8%
10,300	Dollar General Corp	1,637,082
25,700	Dollar Tree Inc, (3)	2,933,912
14,600	Kohl's Corp	725,036
9,846	Macy's Inc	153,007
1,985	Nordstrom Inc	66,835
8,751	Target Corp	935,569
	Total Multiline Retail	6,451,441
	Multi-Utilities – 1.5%
20,600	Ameren Corp	1,649,030
7,320	CenterPoint Energy Inc	220,917
13,600	CMS Energy Corp	869,720
9,500	NiSource Inc	284,240
6,400	Public Service Enterprise Group Inc	397,312
1,067	WEC Energy Group Inc	101,472
	Total Multi-Utilities	3,522,691

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 4.8%
9,115	Apache Corp	$233,344
3,265	Cimarex Energy Co	156,524
48,633	ConocoPhillips, (2)	2,771,108
7,972	Devon Energy Corp	191,806
3,982	Diamondback Energy Inc	358,022
17,600	Hess Corp	1,064,448
2,466	HollyFrontier Corp	132,276
53,900	Kinder Morgan Inc/DE, (2)	1,110,879
61,381	Marathon Oil Corp	753,145
3,619	Marathon Petroleum Corp	219,854
11,018	Noble Energy Inc	247,464
6,911	Occidental Petroleum Corp	307,332
32,600	ONEOK Inc, (2)	2,402,294
1,997	Phillips 66	204,493
3,837	Valero Energy Corp	327,066
28,360	Williams Cos Inc	682,342
	Total Oil, Gas & Consumable Fuels	11,162,397
	Personal Products – 0.6%
22,360	Coty Inc, Class A	235,003
5,803	Estee Lauder Cos Inc, Class A	1,154,507
	Total Personal Products	1,389,510
	Pharmaceuticals – 2.4%
3,425	Allergan PLC	576,393
21,219	Eli Lilly & Co	2,372,921
11,286	Merck & Co Inc	950,055
5,297	Mylan NV, (3)	104,775
1,215	Perrigo Co PLC	67,906
5,720	Pfizer Inc	205,520
11,427	Zoetis Inc	1,423,690
	Total Pharmaceuticals	5,701,260
	Professional Services – 1.0%
5,800	IHS Markit Ltd, (3)	387,904
11,943	Nielsen Holdings PLC	253,789
13,600	Robert Half International Inc	756,976
5,600	Verisk Analytics Inc	885,584
	Total Professional Services	2,284,253
	Real Estate Management & Development – 0.1%
6,394	CBRE Group Inc, Class A, (3)	338,946
	Road & Rail – 2.9%
59,615	CSX Corp, (2)	4,129,531

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Road & Rail (continued)
4,411	Kansas City Southern	$586,707
10,250	Norfolk Southern Corp	1,841,515
808	Union Pacific Corp	130,880
	Total Road & Rail	6,688,633
	Semiconductors & Semiconductor Equipment – 1.9%
30,760	Advanced Micro Devices Inc, (2), (3)	891,732
1,268	Analog Devices Inc	141,674
6,910	Applied Materials Inc	344,809
5,126	KLA Corp	817,341
1,090	Lam Research Corp	251,910
916	Maxim Integrated Products Inc	53,045
2,662	Qorvo Inc, (3)	197,361
3,506	QUALCOMM Inc	267,438
1,949	Skyworks Solutions Inc	154,458
12,605	Xilinx Inc	1,208,819
	Total Semiconductors & Semiconductor Equipment	4,328,587
	Software – 4.6%
3,900	Adobe Inc, (3)	1,077,375
7,427	Cadence Design Systems Inc, (3)	490,776
6,300	Citrix Systems Inc	608,076
13,300	Fortinet Inc, (3)	1,020,908
9,145	Intuit Inc	2,432,021
14,419	Microsoft Corp	2,004,674
17,600	Salesforce.com Inc, (3)	2,612,544
13,654	Symantec Corp	322,644
605	Synopsys Inc, (3)	83,036
	Total Software	10,652,054
	Specialty Retail – 5.7%
3,542	Advance Auto Parts Inc	585,847
2,600	AutoZone Inc, (3)	2,820,012
2,373	Best Buy Co Inc	163,713
1,258	CarMax Inc, (3)	110,704
8,048	Gap Inc	139,713
8,137	L Brands Inc	159,404
7,774	O'Reilly Automotive Inc, (3)	3,098,017
18,155	Ross Stores Inc	1,994,327
591	Tiffany & Co	54,744
49,055	TJX Cos Inc, (2)	2,734,326
1,535	Tractor Supply Co	138,825

Shares	Description (1)	Value
	Specialty Retail (continued)
4,945	Ulta Beauty Inc, (3)	$1,239,464
	Total Specialty Retail	13,239,096
	Technology Hardware, Storage & Peripherals – 1.4%
3,540	Apple Inc	792,853
21,900	NetApp Inc	1,149,969
5,296	Seagate Technology PLC	284,872
13,106	Western Digital Corp	781,642
11,201	Xerox Holdings Corp	335,022
	Total Technology Hardware, Storage & Peripherals	3,344,358
	Textiles, Apparel & Luxury Goods – 1.3%
3,978	Capri Holdings Ltd, (3)	131,911
5,000	NIKE Inc, Class B	469,600
2,953	PVH Corp	260,543
25,300	VF Corp	2,251,447
	Total Textiles, Apparel & Luxury Goods	3,113,501
	Trading Companies & Distributors – 0.9%
14,800	Fastenal Co	483,516
1,055	United Rentals Inc, (3)	131,495
5,000	WW Grainger Inc	1,485,750
	Total Trading Companies & Distributors	2,100,761
	Water Utilities – 0.3%
6,471	American Water Works Co Inc	803,892
	Total Long-Term Investments (cost $194,298,582)	230,854,338

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$2,015	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $2,015,240, collateralized by $1,780,000, U.S. Treasury Notes, 2.875%, due 5/15/43, value $2,059,549	0.850%	10/01/19	$2,015,192
	Total Short-Term Investments (cost $2,015,192)			2,015,192
	Total Investments (cost $196,313,774) – 100.0%			232,869,530
	Other Assets Less Liabilities – (0.0)% (4)			(56,991)
	Net Assets Applicable to Common Shares – 100%			$232,812,539

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
RUSSELL 2000® Index	Call	(400)	$(63,000,000)	$1,575	10/18/19	$(192,000)
Total Options Written (premiums received $987,185)		(400)	$(63,000,000)			$(192,000)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$230,854,338	$ —	$ —	$230,854,338
Short-Term Investments:
Repurchase Agreements	—	2,015,192	—	2,015,192
Investments in Derivatives:
Options Written	(192,000)	—	—	(192,000)
Total	$230,662,338	$2,015,192	$ —	$232,677,530

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.